Consolidated Statement of Stockholders Equity - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Common Stock to be Issued [Member]	Additional Paid in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2017	$ 210,883	$ 750,000	$ 58,000	$ 3,657,653	$ (8,789,718)	$ (4,113,182)
Balance, shares at Dec. 31, 2017	210,881,122	7,500
Shares to be issued	$ 4,000		(58,000)	54,000
Shares to be issued, shares	4,000,000
Shares to be issued for compensation			262,000			262,000
Shares to be issued for compensation, shares
Shares issued for Note conversions	$ 22,939			184,064		207,003
Shares issued for Note conversions, shares	22,938,867
Shares issued for Services	$ 13,800			59,340		73,140
Shares issued for Services, shares	13,800,000
Shares issued for cash	$ 302,463			604,914		907,377
Shares issued for cash, shares	302,462,667
BCF on notes payable				659,985		659,985
Shares issued for services	$ 1,500			16,500		18,000
Shares issued for Services, shares	1,500,000
Net Loss					(2,810,017)	(2,810,017)
Balance at Dec. 31, 2018	$ 555,585	$ 750,000	262,000	5,236,456	(11,599,735)	(4,795,694)
Balance, shares at Dec. 31, 2018	555,582,656	7,500
Shares to be issued for compensation	$ 20,000		(262,000)	242,000
Shares to be issued for compensation, shares	20,000,000
Net Loss					(726,777)	(726,777)
Balance at Mar. 31, 2019	$ 575,584	$ 750,000		5,478,457	(12,326,512)	(5,522,471)
Balance, shares at Mar. 31, 2019	575,582,656	7,500
Balance at Dec. 31, 2018	$ 555,585	$ 750,000	262,000	5,236,456	(11,599,735)	(4,795,694)
Balance, shares at Dec. 31, 2018	555,582,656	7,500
Shares to be issued for compensation	$ 20,000		(262,000)	242,000
Shares to be issued for compensation, shares	20,000,000
Shares returned from admin. hold	$ 75			(75)
Shares returned from admin. hold, shares	75,000
Shares issued for cash	$ 174,249			1,924,950		2,099,199
Shares issued for cash, shares	174,250,000
Preferred shares reclassed		$ (20,000)		20,000
Preferred shares reclassed, shares		(200)
Shares issued for Preferred stock conversion	$ 4,000	$ (80,000)		136,000	(60,000)
Shares issued for Preferred stock conversion, shares	4,000,000	(800)
Shares issued for debt conversion, shares						8,125,000
Net Loss					(2,555,983)	$ (2,555,983)
Balance at Dec. 31, 2019	$ 753,909	$ 650,000		7,559,331	(14,215,718)	(5,252,478)
Balance, shares at Dec. 31, 2019	753,907,656	6,500
Balance at Mar. 31, 2019	$ 575,584	$ 750,000		5,478,457	(12,326,512)	(5,522,471)
Balance, shares at Mar. 31, 2019	575,582,656	7,500
Shares to be issued			932,680	1,066,520		1,999,200
Shares returned from admin. hold	$ 75			(75)
Shares returned from admin. hold, shares	75,000
Shares issued for cash	$ 500			9,500		10,000
Shares issued for cash, shares	500,000
Preferred shares reclassed		$ (20,000)		20,000
Preferred shares reclassed, shares		(200)
Shares issued for Preferred stock conversion	$ 4,000	$ (80,000)		136,000	(60,000)
Shares issued for Preferred stock conversion, shares	4,000,000	(800)
Net Loss					(841,795)	(841,795)
Balance at Jun. 30, 2019	$ 580,159	$ 650,000	932,680	6,710,402	(13,228,307)	(4,355,066)
Balance, shares at Jun. 30, 2019	580,157,656	6,500
Shares to be issued	$ 168,000		(932,680)	764,680
Shares to be issued, shares	168,000,000
Shares issued for cash	$ 500			9,500		10,000
Shares issued for cash, shares	500,000
Subscriptions Received			5,000			5,000
Net Loss					(658,688)	(658,688)
Balance at Sep. 30, 2019	$ 748,659	$ 650,000	5,000	7,484,582	(13,886,995)	(4,998,754)
Balance, shares at Sep. 30, 2019	748,657,656	6,500
Shares to be issued
Shares to be issued, shares
Shares issued for cash	$ 250		(5,000)	4,750
Shares issued for cash, shares	250,000
Subscriptions Received	$ 5,000			70,000		75,000
Subscriptions Received, shares	5,000,000
Net Loss					(328,723)	(328,723)
Balance at Dec. 31, 2019	$ 753,909	$ 650,000		7,559,331	(14,215,718)	(5,252,478)
Balance, shares at Dec. 31, 2019	753,907,656	6,500
Shares issued for cash	$ 4,523			120,477		125,000
Shares issued for cash, shares	4,523,333
Shares issued for Preferred stock conversion	$ 2,000	$ (80,000)		78,000
Shares issued for Preferred stock conversion, shares	2,000,000	(800)
Shares issued for debt conversion	$ 1,700			32,300		$ 34,000
Shares issued for debt conversion, shares	1,700,000					498,211,169
Net Loss					(313,574)	$ (313,574)
Balance at Mar. 31, 2020	$ 762,132	$ 570,000		$ 7,790,109	$ (14,529,292)	$ (5,407,051)
Balance, shares at Mar. 31, 2020	762,130,989	5,700